Shareholder Report, Average Annual Return (Details) 74200171900_Putnam VT Focused International Equity Fund_Class IB_TSR Annual {Class IB}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IB
Average Annual Return, Percent		36.44%	9.13%	9.38%
MSCI ACWI ex USA Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index-NR
Average Annual Return, Percent		32.39%	7.91%	8.41%
Putnam VT Focused International Equity Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Focused International Equity Linked Benchmark
Average Annual Return, Percent	[1]	32.39%	8.51%	10.33%

[1]
†	The Putnam VT Focused International Equity Linked Benchmark represents the performance of the MSCI World Index-NR through April 29, 2021, and the performance of the MSCI ACWI ex USA Index-NR thereafter.